Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Huntington Ingalls Industries Inc.	12,098	$1,784,213
Teledyne Technologies Inc.(a)	10,760	3,326,454
Textron Inc.	75,268	2,694,594

		7,805,261

Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	44,522	3,937,080
Expeditors International of Washington Inc.	56,032	4,951,548

		8,888,628

Auto Components — 0.8%
Autoliv Inc.	24,473	1,855,053
BorgWarner Inc.	68,116	2,382,698
Lear Corp.	17,130	2,069,475

		6,307,226

Biotechnology — 4.2%
Alexion Pharmaceuticals Inc.(a)	73,075	8,413,855
Biogen Inc.(a)	57,451	14,481,674
Regeneron Pharmaceuticals Inc.(a)	19,542	10,622,250

		33,517,779

Building Products — 1.4%
Carrier Global Corp.	270,627	9,036,235
Owens Corning	35,719	2,338,523

		11,374,758

Capital Markets — 2.4%
Franklin Resources Inc.	89,254	1,673,512
MarketAxess Holdings Inc.	11,167	6,017,338
SEI Investments Co.	42,041	2,066,315
T Rowe Price Group Inc.	69,672	8,824,656

		18,581,821

Chemicals — 1.8%
Celanese Corp.	36,598	4,154,239
Eastman Chemical Co.	44,885	3,628,503
LyondellBasell Industries NV, Class A	88,073	6,028,597

		13,811,339

Commercial Services & Supplies — 0.3%
Rollins Inc.	42,921	2,482,980

Communications Equipment — 0.6%
F5 Networks Inc.(a)	20,059	2,666,643
Juniper Networks Inc.	109,073	2,150,920

		4,817,563

Construction & Engineering — 0.5%
Jacobs Engineering Group Inc.	40,054	3,805,130

Containers & Packaging — 0.8%
Packaging Corp. of America	27,998	3,205,491
Westrock Co.	85,305	3,203,203

		6,408,694

Diversified Financial Services — 0.3%
Voya Financial Inc.	41,464	1,987,370

Diversified Telecommunication Services — 2.4%
AT&T Inc.	584,267	15,786,894
Verizon Communications Inc.	59,159	3,371,472

		19,158,366

Electric Utilities — 3.2%
Exelon Corp.	287,360	11,462,790
NRG Energy Inc.	81,713	2,583,765

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	65,988	$2,030,451
Pinnacle West Capital Corp.	37,111	3,027,144
PPL Corp.	210,218	5,780,995

		24,885,145

Electrical Equipment — 1.6%
Eaton Corp. PLC	123,517	12,819,829

Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics Inc.(a)	24,562	1,913,134
CDW Corp./DE	42,801	5,247,403
FLIR Systems Inc.	40,220	1,395,232
Keysight Technologies Inc.(a)	54,745	5,741,108
TE Connectivity Ltd.	99,358	9,625,803

		23,922,680

Entertainment — 1.9%
Activision Blizzard Inc.	41,177	3,118,334
Electronic Arts Inc.(a)	95,609	11,456,827

		14,575,161

Equity Real Estate Investment Trusts (REITs) — 3.8%
AvalonBay Communities Inc.	12,232	1,701,838
Camden Property Trust	28,167	2,598,124
Duke Realty Corp.	104,752	3,979,529
Essex Property Trust Inc.	4,885	999,422
Host Hotels & Resorts Inc.	215,764	2,261,207
Medical Properties Trust Inc.	150,799	2,687,238
National Retail Properties Inc.	48,500	1,552,485
Omega Healthcare Investors Inc.	74,761	2,153,865
Public Storage	46,476	10,646,257
Vornado Realty Trust	53,733	1,651,215

		30,231,180

Food & Staples Retailing — 5.2%
Kroger Co. (The)	264,239	8,511,138
Walgreens Boots Alliance Inc.	248,526	8,459,825
Walmart Inc.	175,279	24,319,961

		41,290,924

Food Products — 1.3%
Ingredion Inc.	22,139	1,569,434
JM Smucker Co. (The)	33,731	3,784,618
Tyson Foods Inc., Class A	87,155	4,987,881

		10,341,933

Gas Utilities — 0.4%
Atmos Energy Corp.	34,084	3,124,480

Health Care Equipment & Supplies — 3.0%
Cooper Companies Inc. (The)	14,387	4,590,172
ResMed Inc.	42,493	8,156,107
Varian Medical Systems Inc.(a)	26,470	4,574,016
West Pharmaceutical Services Inc.	21,812	5,934,391

		23,254,686

Health Care Providers & Services — 6.8%
Anthem Inc.	71,156	19,411,357
DaVita Inc.(a)	29,008	2,501,940
Henry Schein Inc.(a)	47,327	3,009,051
Humana Inc.	43,603	17,409,806
Molina Healthcare Inc.(a)	20,083	3,744,877
Quest Diagnostics Inc.	39,831	4,864,958
Universal Health Services Inc., Class B	26,231	2,873,606

		53,815,595

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.9%
Cerner Corp.	102,957	$7,216,256

Household Durables — 2.1%
Garmin Ltd.	38,725	4,028,175
Mohawk Industries Inc.(a)	20,070	2,071,023
NVR Inc.(a)	1,027	4,059,823
PulteGroup Inc.	77,049	3,140,517
Whirlpool Corp.	18,789	3,475,214

		16,774,752

Insurance — 3.6%
Alleghany Corp.	4,263	2,331,562
Arch Capital Group Ltd.(a)	40,008	1,208,642
Athene Holding Ltd., Class A(a)	35,579	1,141,374
Brown & Brown Inc.	70,712	3,076,679
Erie Indemnity Co., Class A, NVS	7,533	1,754,210
Everest Re Group Ltd.	12,046	2,374,026
Fidelity National Financial Inc.	90,969	2,846,420
Globe Life Inc.	30,645	2,485,003
Hartford Financial Services Group Inc. (The)	106,943	4,119,444
Lincoln National Corp.	59,138	2,075,744
Loews Corp.	80,490	2,791,393
Reinsurance Group of America Inc.	18,292	1,847,858

		28,052,355

Internet & Direct Marketing Retail — 1.7%
Amazon.com Inc.(a)	4,440	13,480,506

IT Services — 2.7%
Akamai Technologies Inc.(a)	53,469	5,085,971
Black Knight Inc.(a)	44,238	3,890,732
Booz Allen Hamilton Holding Corp.	41,444	3,253,354
EPAM Systems Inc.(a)	16,223	5,012,096
Jack Henry & Associates Inc.	25,322	3,753,987

		20,996,140

Life Sciences Tools & Services — 2.3%
Agilent Technologies Inc.	91,530	9,344,297
Bio-Rad Laboratories Inc., Class A(a)	7,378	4,326,607
Waters Corp.(a)	19,745	4,399,581

		18,070,485

Machinery — 1.6%
Cummins Inc.	43,585	9,583,906
Snap-on Inc.	17,130	2,698,489

		12,282,395

Media — 1.1%
Cable One Inc.	1,510	2,615,109
Discovery Inc., Class A(a)(b)	52,344	1,059,443
Discovery Inc., Class C, NVS(a)	111,514	2,042,936
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	48,603	1,681,664
News Corp., Class A, NVS	114,388	1,501,914

		8,901,066

Metals & Mining — 0.8%
Nucor Corp.	89,107	4,255,750
Steel Dynamics Inc.	70,423	2,216,916

		6,472,666

Multi-Utilities — 1.8%
Ameren Corp.	72,700	5,897,424
Public Service Enterprise Group Inc.	147,384	8,570,380

		14,467,804

Multiline Retail — 2.9%
Target Corp.	151,114	23,002,573

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	131,535	$2,340,008

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(a)(b)	18,522	2,669,020
Mylan NV(a)	170,335	2,476,671
Perrigo Co. PLC	38,338	1,681,888

		6,827,579

Professional Services — 0.2%
Robert Half International Inc.	34,723	1,760,109

Real Estate Management & Development — 1.0%
CBRE Group Inc., Class A(a)	110,487	5,568,545
Jones Lang LaSalle Inc.	16,996	1,918,168

		7,486,713

Road & Rail — 1.5%
AMERCO	2,583	896,714
Kansas City Southern	29,434	5,184,505
Old Dominion Freight Line Inc.	31,565	6,009,029

		12,090,248

Semiconductors & Semiconductor Equipment — 6.8%
Intel Corp.	402,584	17,826,419
Micron Technology Inc.(a)	366,650	18,457,161
Qorvo Inc.(a)	38,182	4,862,860
Skyworks Solutions Inc.	56,161	7,934,988
Teradyne Inc.	55,310	4,858,983

		53,940,411

Software — 9.8%
ANSYS Inc.(a)	24,874	7,570,899
Cadence Design Systems Inc.(a)	92,471	10,113,553
Citrix Systems Inc.	38,366	4,345,717
Intuit Inc.	68,324	21,500,196
Microsoft Corp.	101,897	20,631,086
NortonLifeLock Inc.	188,252	3,872,344
Synopsys Inc.(a)	44,449	9,505,863

		77,539,658

Specialty Retail — 1.1%
Best Buy Co. Inc.	76,870	8,574,848

Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	290,142	31,584,858
Hewlett Packard Enterprise Co.	426,817	3,687,699
HP Inc.	473,084	8,496,589
NetApp Inc.	73,001	3,204,014
Seagate Technology PLC	77,461	3,704,185

		50,677,345

Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica Inc.(a)	21,535	6,875,910
Ralph Lauren Corp.	16,171	1,081,032

		7,956,942

Trading Companies & Distributors — 1.4%
HD Supply Holdings Inc.(a)	53,474	2,131,474
United Rentals Inc.(a)	24,548	4,376,663
WW Grainger Inc.	13,719	4,801,924

		11,310,061

Total Common Stocks — 99.7% (Cost: $728,069,368)		787,429,448

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	2,888,886	$2,890,908
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,868,000	1,868,000

		4,758,908

Total Short-Term Investments — 0.6% (Cost: $4,759,197)		4,758,908

Total Investments in Securities — 100.3% (Cost: $732,828,565)		792,188,356

Other Assets, Less Liabilities — (0.3)%		(2,259,737)

Net Assets — 100.0%		$789,928,619

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,353,763	$1,537,531	(a)	$—	$1,609	$(1,995)	$2,890,908	2,888,886	$1,049	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	818,000	1,050,000	(a)	—	—	—	1,868,000	1,868,000	354		—

					$1,609	$(1,995)	$4,758,908		$1,403		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	11	12/18/20	$1,795	$(46,666)
S&P MidCap 400 E-Mini Index	3	12/18/20	569	10,621

				$(36,045)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Multifactor ETF (Formerly iShares® Edge MSCI Multifactor USA ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$787,429,448	$—	$—	$787,429,448
Money Market Funds	4,758,908	—	—	4,758,908

	$792,188,356	$—	$—	$792,188,356

Derivative financial instruments(a)
Assets
Futures Contracts	$10,621	$—	$—	$10,621
Liabilities
Futures Contracts	(46,666)	—	—	(46,666)

	$(36,045)	$—	$—	$(36,045)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4